OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Beginning balance	$ 1,005,976	$ 1,023,928
Gain (loss) on marketable securities at FVTOCI, net of tax	29,819	(37,686)
Unrealized gain (loss) on effective portion of derivative, net of tax	2,226	(2,907)
Stock options exercised	7,327	5,320
Transfer of equity-settled PSU	1,356
Share-based compensation	4,005	2,156
Acquisition of non-controlling interest	(14,300)
Ending balance	1,133,954	1,005,976
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance	(16,303)	24,998
Stock options exercised	(2,804)	(2,864)
Transfer of equity-settled PSU	1,356
Share-based compensation	4,005	2,156
Acquisition of non-controlling interest	1,463
Ending balance	19,762	(16,303)
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	781	781
Ending balance		781
Revaluation reserves
Disclosure of reserves within equity [line items]
Beginning balance	(37,240)	3,353
Gain (loss) on marketable securities at FVTOCI, net of tax	29,819	(37,686)
Unrealized gain (loss) on effective portion of derivative, net of tax	2,226	(2,907)
Ending balance	(5,195)	(37,240)
Share-based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance	49,696	50,404
Stock options exercised	(2,804)	(2,864)
Transfer of equity-settled PSU		0
Share-based compensation	4,005	2,156
Ending balance	52,253	49,696
Other
Disclosure of reserves within equity [line items]
Beginning balance	(29,540)	(29,540)
Acquisition of non-controlling interest	1,463	0
Ending balance	$ (28,077)	$ (29,540)